Properties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cost of properties and related accumulated depreciation and amortization
Total properties cost	$ 2,980.9	$ 3,141.2
Less: accumulated depreciation	(1,390.1)	(1,343.2)
Net properties	1,590.8	1,798.0
Depreciation expense	284.5	268.4	$ 272.5
Loss and breakage expense	33.3	43.1	51.8
Accelerated depreciation	49.4
Restructuring, settlement and impairment provisions	346.7	324.4	$ 200.0
Land and improvements
Cost of properties and related accumulated depreciation and amortization
Total properties cost	173.1	175.3
Buildings and improvements
Cost of properties and related accumulated depreciation and amortization
Total properties cost	457.3	475.0
Machinery and equipment
Cost of properties and related accumulated depreciation and amortization
Total properties cost	1,654.8	1,756.8
Returnable containers
Cost of properties and related accumulated depreciation and amortization
Total properties cost	228.0	241.5
Furniture and fixtures
Cost of properties and related accumulated depreciation and amortization
Total properties cost	224.5	205.9
Software
Cost of properties and related accumulated depreciation and amortization
Total properties cost	116.2	128.3
Natural resource properties
Cost of properties and related accumulated depreciation and amortization
Total properties cost	3.8	3.8
Construction in progress
Cost of properties and related accumulated depreciation and amortization
Total properties cost	$ 123.2	$ 154.6